Cash and Cash Equivalents and Pledged Deposits	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents And Pledged Deposits [Abstract]
Cash and Cash Equivalents and Pledged Deposits

18. CASH AND CASH EQUIVALENTS AND PLEDGED DEPOSITS

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Cash and bank balances	506,073	159,179
Less: Pledged short-term deposits	(384)	(256)
Time deposits	(50,000)	(75,559)

Cash and cash equivalents	455,689	83,364

Denominated in USD	451,165	69,846
Denominated in RMB	4,335	13,180
Denominated in EUR	189	338

Cash and cash equivalents	455,689	83,364

The cash and bank balances of the Group denominated in Renminbi (“RMB”) amounted to US$4,335,000 and US$13,180,000 in the consolidated statements of financial position as at December 31, 2020 and December 31, 2019, respectively. The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.

The pledged deposit as at December 31, 2020 was pledged for issuing bank notes payables to suppliers of the Group and for credit card facilities. The pledged deposit as at December 31, 2019 was pledged for credit card facilities.

18. CASH AND CASH EQUIVALENTS AND PLEDGED DEPOSITS (CONTINUED)

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.